UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

1375 Anthony Wayne Dr

Wayne PA  19087

 (Address of principal executive offices)(Zip code)

Bernard B. Klawans

1375 Anthony Wayne Dr

Wayne PA  19087

 (Name and address of agent for service)

Registrant's telephone number, including area code: (610)-688-6839

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

VALLEY FORGE FUND, INC.

PO Box 262

Valley Forge PA. 19481

800-548-1942

                                                                                                                    December 31, 2008

Dear Fellow Shareholder:

Your Fund started 2008 at $9.35 per share and after a distribution of $0.35 closed the year at $7.13.  This represents a decrease in value of 20.1% for the year as compared to the Dow Jones Industrial Average (DJIA) that decreased 33.8% and for the Standard and Poor’s 500 index (S&P 500) with dividends reinvested that decreased 37%.

Our performance for 2008 was mainly attributable to the fund’s high cash weighting for much of the year. As the stock market’s decline continued we added to our existing holdings that represent strong companies that pay good dividends; 3M Company (MMM), Kimberly-Clark Corporation (KMB), Coca-Cola Company (KO), SuperValu (SVU) and Verizon Communications (VZ). New Stocks for the fund include: Johnson & Johnson (JNJ), Dow Chemical Corporation (DOW), Fortune Brands (FO) and Sara LEE Corporation (SLE).

We appreciate your continued support and are always available to answer your inquiries. Our email is: vffund1@aol.com; our telephone is 800-548-1942.

Financial Statements for the year ended December 31, 2008 are attached.

Respectfully submitted,

/s/ Bernard B. Klawans

Bernard B. Klawans

President VFF, INC.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation, or an offer to buy shares of the Valley Forge Fund, Inc.  Such offering is made only by Prospectus, which includes details as to offering price and material information.

VALLEY FORGE FUND EXPENSES – DECEMBER 31, 2008

As a shareholder of the Fund, you incur ongoing costs including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in other mutual funds.  It is based on a $1,000 investment made on July 1, 2008 that is held for the entire 6 months to December 31, 2008.

Actual Expenses: The first line of the following table provides actual values and expenses.  Simply divide your account value on July 1, by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to calculate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table provides hypothetical account values and expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund’s actual return.  These hypothetical account values and expenses may not be used for anything but comparison of ongoing costs of investing in this Fund and other funds with an assumed rate of return of 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your cost would be higher.

                        Beginning Account             Ending Account                    Expenses Paid

                                  Value                                 Value                            During Period *

                             July 1, 2008               December 31, 2008                     July 1, 2008

                                                                                                            to December 31, 2008

Actual                     $1,000.00                         $   796.94                              $   5.69

Hypothetical **      $1,000.00                         $1,018.90                              $   6.39

*    Expenses are equal to the Fund's actual annual expense ratio of 1.26%,

 **   With a 5% return before expenses

TOP TEN HOLDINGS AND ASSET ALLOCATION

           Top Ten Holdings, % of Net Assets              Asset Allocation, % of Net Assets

          Kimberly Clark Corp

 9.07

          3 M Company

 8.25

Basic Materials

 7.6

          Coca Cola Co.

 6.49

Communications

  9.9

          Supervalu Inc.

 6.28

Consumers

34.9

          Verizon Communications

 4.86

Industrials

12.9

          General Electric Company

 4.64

Healthcare

  4.3

          Johnson & Johnson

 4.29

Financials

  0.6

          AT&T Corp.

 4.09

Cash

29.4

          Time Warner Inc.

 3.61

Other Assets less liabilities

  0.4

          Air Products Inc.

 3.60                                                                100%

                                                           55.18%

The above portfolio holdings are subject to change and are not recommendations of individual stocks.

PROXY VOTING GUIDELINES – The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the fund at 1-800-548-1942 or by visiting the Securities and Exchange’s (“SEC”) web site (http://www.sec.gov).

QUARTERLY PORTFOLIO SCHEDULE – The Fund now files a complete schedule of investments with the SEC for its first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’s website at http://wwww.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of this Public Reference room may be obtained by calling (1-800-732-0330).

BOARD OF DIRECTORS – The Fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year.  Information published by the Fund contains additional information about these Directors, and is available without charge, by calling 1-800-548-1942.  Each director may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

Interested Officers and Directors: - *

 Name and Age                           Position                         Time Served                     Principal   Occupation

                                                  with Fund                                                                       Past 5 Years

Bernard B. Klawans                 Director

    Age 87                          Chief Executive &             Inception 05/15/1972              Chief Executive Officer

                                          Chief Financial                         to Present                          Chief Financial Officer

                                                   Officer

Sandra K. Texter                      Secretary                        01/30/2003                            System Analyst

    Age 58                                                                            to Present                           Lockheed  Martin

Independent Directors -

Donald A. Peterson                 Director &                        08/15/1974                          Program  Manager

    Age 68                                    Board                              to Present                           DRS Technologies

                                                Chairman

Victor J. Belanger                   Director                            08/18/1980                            Retired Chief

    Age 66                                                                           to Present                            Financial Officer

                                                                                                                                       Linearizer Tech

Dr. James P. King                   Director                         Inception 05/15/1972              President

    Age 75                                                                          to Present                             Desilube Tech Inc

C. William Majer                    Director                            06/21/2005                           President

     Age 72                                                                         to Present                             Majerplus LTD

* "Interested persons” as defined in the Investment Company Act of 940 are Mr. Klawans because he owns the Fund's Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans and Secretary of the Fund.

REMUNERATION OF FUND OFFICERS, DIRECTORS AND ASSOCIATED PERSONS – The Fund Independent Directors and an Associated Person are paid for travel expenses associated with attending Fund meetings and/or performing Fund services.  Their remuneration for the year ended December 31, 2008 was:

 Bernard B,. Klawans

 $  0

 Victor J. Belanger

 $  508

 Donald A. Peterson

 $   446

Sandra K. Texter

 $  0

 Dr. James P. King

 $  297

 C. William Majer

 $   396

 Ellen Klawans

 $  0

Since Bernard Klawans and Sandra Texter are officers of the Fund, they may not receive compensation  from the Fund outside of the management fee paid to the Adviser.  Everyone else, except Ellen Klawans is an independent director of the Fund.  She is an Associated Person  because she is Mr. Klawans’ daughter- in-law who does all the EDGAR electronic SEC filings and provides other support concerned with shareholder servicing.

SECURITIES AND EXCHANGE COMMISSION EXAMINATION – The Securities and Exchange Commission  (“SEC”) performs local examinations of all registered mutual funds.  Their most recent one of the Valley Forge Fund discussed certain previous operational practices by Fund Management.  These practices have also been examined by an independent accountant hired by the Fund.  Both the SEC and the independent accountant suggested that these practices were not in line with modern business practices and were better discontinued, even though they had not affected Fund performance, per share pricing or shareholder values as presented in the originally filed Fund financial statements.

The Valley Forge Fund Board of Directors has addressed and caused corrective action to be taken to ensure that Fund operations and reporting procedures have been brought up to the level required in the modern financial operational environment.  Practices that have ceased included, among other things, interest free loans from management to meet unexpected large shareholder redemptions and personal banking accounts by management in the same banking institutions as used by the Fund.  In addition, the Fund’s annual and semi-annual reports for the years 2004, 2005 and 2006 were reissued in November 2007 to disclose these practices and the corrective action taken to ensure their discontinuance.

 VALLEY FORGE FUND PERFORMANCE SUMMARY – All returns in this report represent past performance that is not a guarantee of future results achieved by the Fund. The Fund’s current performance may be lower or higher than future performance. In addition, by using the Fund’s trading symbol VAFGX, past performance is also available from various financial websites and current information is available at any brokerage firm. Please note that both investment returns and principal value may fluctuate widely, so that an investor’s shares, when sold, could be worth more or less than the sharehilder’s original cost. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund Shares. The following is a line graph comparing the initial and subsequent account values as of December 31, 2008 of the past ten years of a $10,000 investment in the Fund that includes reinvestment of all dividends and in the Dow Jones Industrial Average.

Another measure of performance is the Fund’s Average Annual Total Return for the past 1, 5 and 10 year periods compared with the Dow Jones Averages.  A table presenting these values follows.

                                                                                        1 Year       5 years     10 Years

                     Valley Forge Fund                                      -20.0%      -1.32%      2.63%

                    Dow Jones Industrial Average                    -33.8%       -6.44%      -.45%

FUND FINANCIAL HIGHLIGHTS FOR A SHARE OF CAPITAL STOCK HELD THROUGH PERIOD

	Year Ended December 31
	2008	2007	2006	2005	2004
PER SHARE DATA:
Net Asset Value, Start of Year:	$9.35	$9.53	$8.89	$9.24	$8.89
Income from Investment Operations:
Net Investment Income (**)	0.23	0.16	0.25	0.18	0.13
Net Realized & Unrealized Gain (Loss)	(2.10)	0.11	0.64	(0.35)	0.35
Total From Investment Operations	(1.87)	0.27	0.89	(0.17)	0.48
Less Distributions	0.35	(0.45)	(0.25)	(0.18)	(0.13)
Net Asset Value, End of Period	$7.13	$ 9.35	$9.53	$8.89	$9.24
Total Return (***)	(20.05)%	2.83%	10.12%	(1.84)%	5.40%
RATIOS TO AVERAGE NET ASSETS:
Expenses:	1.26%	1.56%	1.27%	1.36%	1.22%
Net Investment Income:	4.23%	1.75%	1.14%	0.55%	0.69%
SUPPLEMENTAL DATA:
Net Assets, in Thousands	$ 6,976	$9,108	$9,698	$9,510	$10,070
Portfolio Turnover Rate	39.4%	8.30%	10.3%	18.3%	14.99%

  **   Per share net investment income has been determined on the basis of average number of shares outstanding during the period     *** Total return assumes reinvestment of dividends.

VALLEY FORGE FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2008

COMMON STOCKS: 70.16%	Shares	Cost	Value
Basic Materials 7.64%
Coeur D'Alene Mines Corp. (*)	63,000	$ 266,642	$55,440
Air Products & Chemicals Inc.	5,000	234,006	251,350
Dow Chemical Company	15,000	372,365	226,350
		873,013	533,140
Communications 9.87%
ADC Telecommunications (*)	12,000	190,021	64,680
AT&T Corp.	10,000	307,971	285,000
Verizon Communications	10,000	321,209	339,000
		819,201	688,680
Consumers 34.87%
Coca Cola Company	10,000	474,462	452,700
Fortune Brands Inc.	5,000	193,506	206,400
Kimberly-Clark Corp	12,000	684,927	632,880
Pep Boys - Manny, Moe & Jack	20,000	542,916	82,600
Sara Lee Corp	20,000	227,124	195,800
Supervalu Inc.	30,000	535,917	438,000
Target Corp.	5,000	299,605	172,650
Time Warner Inc.	25,000	405,026	251,500
		3,363,483	2,432,530
Industrials 12.89%
General Electric Company	20,000	752,373	324,000
3 M Company	10,000	646,462	575,400
		1,398,835	899,400
Healthcare 4.29%
Johnson & Johnson	5,000	282,756	299,150
		282,756	299,150
Financials 0.60%
Federal Agric. Mtg. Corp. Class C Non-Voting	12,000	294,069	42,000
		294,069	42,000

Total Common Stocks		$ 7,031,357	$ 4,894,900

SHORT-TERM INVESTMENTS: 29.39%
Commerce Bank Saving Act 4.8% (**)		$ 2,050,000	$ 2,050,000
Total Short-Term Investments		$ 2,050,000	$ 2,050,000

TOTAL I NVESTMENTS 99.55%		$ 9,081,357	$ 6,944,900

OTHER ASSETS LESS LIABILITIES –NET 0.45%		$ 31,124	$ 31,124

NET ASSETS 100.0%		$ 9,112,481	$6,976,024

*   Non-income producing during the period

** Only $250,000 of this amount is insured by the Federal Government.  Fund Management believes that the risk of loss is small, but nevertheless should be disclosed. Funds may be withdrawn from this account without penalty at any time.

VALLEY FORGE FUND

STATEMENT OF ASSETS AND LIABILITIES – DECEDMBER 31, 2008

Assets:
Investment in securities at value (cost $9,081,357)	$ 6,944,900
Cash and cash equivalents	1,513
Dividends and interest receivable	29,611
Total Assets	$ 6,976,024

Net Assets:	$6,976,024

Composition of Net Assets:
Common stock	$ 979
Paid in capital	9,065,139
Accumulated undistributed net investment income	46,363
Net unrealized depreciation of securities	(2,13 6,457)
Net Assets (equivalent to $7.13 per share based on
979,093 shares outstanding)	$ 6,976,024

STATEMENT OF OPERATIONS – YEAR ENDED DECEMBER 31, 2008

Investment Income:
Dividends	$ 122,130
Interest	228,016
Total Income	$ 350,146
Expenses:
Investment advisory fee (Note 2)	82,337
Non-interested directors’ fees and expenses	1,647
Audit	8,500
Registration Fees	6,903
Communications	1,577
Other	(3,343)
Printing and mailing expenses	5,240
Taxes	2,076
Total expenses	104,937

Net Investment Income:	$ 245,209
Realized and Unrealized Gain (Loss) from Investments:
Net realized gain on investment securities	76,613
Net increase in unrealized depreciation on investment securities	(2,096,535)

Net Realized and Unrealized Gain (Loss) from Investments:	(2,019,922)

Net Increase (decrease) in Net Assets Resulting from Operations	$ (1,774,713)

The accompanying notes are an integral part of these financial statements

VALLEY FORGE FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007
Increase (Decrease) in Net Assets From Operations:
Investment income - net	$ 245,209	$ 170,780
Net realized gain from investments	76,613	255,628
Unrealized depreciation of investments	(2,096,535)	(143,875)
Net increase (decrease) in net assets from operations	(1,774,713)	282,533

Distributions to Shareholders:	(322,550)	(422,566)

Capital Share Transactions: (Note 4)	(34,702)	(450,437)

Total Increase (Decrease):	(2,131,965)	(590,470)

Net Assets:
Beginning of Period	$ 9,107,989	$ 9,698,459
End of Period	$ 6,976,024	$ 9,107,989

 NOTES TO FINANCIAL STATEMENTS - December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks.  The following summarizes significant accounting policies followed by the Fund.

 Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

 Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.  Discount on fixed income securities is amortized.

 Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.  Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income.  The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes on January 1 2007.   FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their merits, have a more than fifty percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts  of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Concentration of Credit Risk: As of December 31, 2008, the Fund maintains its cash in bank deposit accounts at one federally insured financial intuition. The balance at times may exceed depositor’s insurance provided by the applicable guaranty agency.  For the years ended December 31, 2008 and 2007, the bank accounts always exceeded the depositor’s insurance limitations

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the

Fund.  The Manager will receive a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily assets of the Fund.  The fee is accrued daily and paid monthly.  A management fee of $82,337 was paid for the year ended December 31, 2008.  The Manager also provides transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund.  Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is also President, chief executive officer and chief financial officer of the Fund.

3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2008 and 2007 were $3,848,759 and $1,418,174 respectively.  At December 31, 2008 net unrealized depreciation for Federal income tax purposes aggregated ($2,142,157) of which $64,423  related to unrealized appreciation of securities and $2,206,580 related to unrealized depreciation of securities.  The cost of investments at December 31, 2008 for Federal income tax purposes was $7,031,357 excluding short-term investments.

4. CAPITAL SHARE TRANSACTIONS - As of December 31, 2008, there were 10,000,000 shares of $.001 per value capital stock authorized.  The total par value plus paid-in capital equaled $9,066,118.   Share transactions totaled:

	Year 2008		Year 2007
	Shares	Amount	Shares	Amount
Shares sold	17,795	$155,413	15,842	$159,140
Shares issued in dividend reinvestment	44,445	308,792	43,040	403,669
Shares redeemed	(57,358)	(498,907)	(101,964)	(1,013,246)
Net Increase (decrease)	4,882	( $34,702)	(43,082)	($450,437)

5. FEDERAL INCOME TAXES – Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of December 31, 2008, the taxable components of distributable earnings were as follows:

                                          Undistributed ordinary income

             $    46,003

                                           Undistributed depreciation

           ($2,142,157)

The tax character of distributions paid during the year ended December 31, 2008 and 2007 were as follows.

	2008	2007
Ordinary income	$ 211,268	$ 216,074
Long-term capital gains	$ 111,282	$ 210,324
	$ 322,550	$ 426,398

6. NEW ACCOUTING PRONOUNCEMENTS – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also established a framework for measuring fair value, and a three – level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use n pricing the asset or liability on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in  pricing the asset or liability developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

	Investments	Other Financial
	in Securities	Instruments*
Level 1 Quoted prices in active markets for identical investments	$4,894,900	$ 0
Total Value of Common Stocks 12/31/08	$4,894,900	$ 0
Level 2 Other significant observable inputs including quoted pieces for
similar investments interest rates, prepayments, speeds, credit risk, etc.)	$ 0	$ 0
Level 3 (Significant unobservable inputs including the Fund’s own
assumptions in determining the fair value of investments) .	$ 0	$ 0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

In March 2008, the FASB issued Statement of Financial Accounting Standards  No.161, "Disclosures about Derivative Instruments and Hedging Activities."(“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

7. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - In November 2007, the Fund's independent registered public accounting firm at that time, Sanville & Company, reissued their firm's audit reports under Form N-CSR/A for the years ended December 31, 2006, 2005 and 2004 to disclose that there were omitted disclosures regarding concentration of credit risk and disclosures regarding related party transactions wherein the sole shareholder of the Manager of the Fund made various no interest, short term loans to the Fund to assist the Fund in meeting redemption requests without having to sell portfolio investments. For the 12 months ended December 31, 2008 the Manager of the Fund made no short term, interest-free loans to the Fund in order to assist the Fund in meeting redemption requests.

8. BOARD DISCUSSION OF THE FUND’S ADVISORY CONTRACT – The Valley forge Fund’s Board of Directors reviewed the nature, quality and scope of services provided by the Adviser under the Advisory agreement.  They considered the 37 years of service and concentrated on portfolio management, overseeing daily operations and compliance matters, along with economies of scale. Based on these studies, the Board renewed the advisory contract on August 19, 2008.  Since then, as reported by Morning Star (a well known fund performance measurement firm), the Fund’s performance for the year 2008 was the third best out of 1,500 large cap holding funds in the United States.  In addition, even though the Fund is small (about 7 million in total assets) the expense ratio was only 1.26%.

   9. SUBSEQUENT EVENTS - On January 9, 2009 the Fund entered into an accounting services agreement with Mutual Shareholder Services, LLC, a Delaware Limited Liability Company (“MSS”) to provide accounting services and maintain  and keep current all books and records of the Fund as required by Rule 3a-1 under the 40 act.

On January 9, 2009 the Fund entered into a transfer agent agreement with MSS to act as transfer agent for the Funds single class of authorized and issued shares of beneficial interest and as dividend disbursing and redemption agent for the Fund.

On February 20, 2009 the Fund entered into a custody agreement with US Bank National Association (the Custodian) a national banking association organized and existing under the laws of the United States of America.  The Custodian will act as custodian of the cash and securities of the Fund and undertake the responsibilities set forth in Rule 17f-5© under the 40 Act.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and the Shareholders

Valley Forge Fund, Inc.

Wayne, Pennsylvania

We have audited the accompanying statement of assets and liabilities of the Valley Forge Fund, Inc., ("the "Fund") including the schedule of investments, as of December 31, 2008 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2008 verified by correspondence with brokers and physical examination of securities held in self custodianship with the Fund’s banking institution.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Valley Forge Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Conner & Associates, PC

 Newtown Pennsylvania

06 March 2009,

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Bernard Klawans who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Klawans who has prepared all financial documents issued by the fund for the past 36 years is still responsible for their preparation. The current Fund auditor is Conner & Associates, P.C.

The Board of Directors of the Fund has determined that Mr. Victor Belanger is the audit committees’ financial expert. Mr. Belanger, a retired Chief Financial Officer of Linearizer Technology Inc. located in Hamilton, New Jersey, is an independent member of the Board of Directors of the Valley Forge Fund who has performed several independent examinations including those of the Fund’s securities held in self custodianship for the past thirty five years. Mr. Belanger is independent as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 2008, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

The aggregate fees billed by Conner for professional services rendered for the audit of our annual financial statements and services included in connection with statutory and regulatory filings were $8,500 for the year ended December 31, 2008.

For the year ended December 31, 2007, the Fund replaced Sanville & Company as its independent registered public accounting firm. On March 3, 2008, the Fund’s stockholders approved the retention of Conner & Associates, PC as the Fund’s independent registered public accounting firm. During the year ended December 31, 2007, the Fund paid Sanville & Company $10,100 for its audit fees. The Fund has agreed to pay Conner & Associates, PC $12,500 for the fees related to the audit of the Fund’s financial statements for the year ended December 31, 2007.

Audit-Related Fees

Conner’s fees billed for assurance and related services related to the review of the Company’s semi annual financial statements were $0 for the years ended December 31, 2008 and 2007, respectively.

Tax Fees

Conner’s fees billed for professional services for tax compliance, tax advice, and tax planning were $0 for the years ended December 31, 2008 and 2007, respectively.

All Other Fees

Conner’s fees billed for other products and services were $0 for the years ended December 31, 2008 and 2007, respectively.

The Fund does not engage its independent registered public accounting firm to perform personal tax services for the Mr. Klawans, nor any other executive officer of the Fund. In addition, the independent registered public accounting firm is not engaged by Valley Forge Management Corporation, the manager of the Fund, to perform any professional services (audit or tax) on its behalf.

Item 5.  Audit Committee of Listed Registrants

Not Applicable

Item 6.  Investments

Schedule I - investments in securities of unaffiliated issuers as of December 31, 2008 as set forth in Section 210-1212 of Regulation S-X [17 CFR 210.12-12] is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

Bernard B. Klawans is the president of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund but also properly publish disclosures of the Fund’s operations. He is also president and owner of the Valley Forge Management Corporation that has acted as Transfer Agent “pro bono” to the Fund.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has yet to retain legal counsel for the Fund.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Bernard B. Klawans

Chief Executive Officer and Chief Financial Officer